Maturities of Long-Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Within 1 year	$ 38,674	234,121	467,204
Between 1 and 2 years	259,841	1,573,000
Between 2 and 3 years	$ 144,222	873,076